VCC MORTGAGE SECURITIES, LLC abs-15g

Exhibit 99.13

Data Compare (Non-Ignored)
Run Date - 7/2/2019 1:27:04 PM
AMC Loan ID	Investor Loan Number	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	1907150593			Purpose	Refinance	Purchase	Verified	Field Value reflects the Purpose per the Final HUD-1/Final CD